Offerings - Offering: 1	Aug. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,876,836
Proposed Maximum Offering Price per Unit	4.40
Maximum Aggregate Offering Price	$ 17,058,078.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,355.72
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices reported for a share of Common Stock on the NYSE American on August 7, 2026.